Summary of Reconciliation of Financial Position (Details) (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Discounted interest rate	10.00%		10.00%
Asset retirement obligation	$ 8,123,837		$ 8,123,837		$ 8,993,108		$ 9,355,422
Risk free interest rate					1.49%	0.93%
Accretion of asset retirement obligation	(64,402)	$ (23,037)	(147,307)	$ (68,864)
Sharebased compensation expenses	1,410,291		1,495,012	161,291
Gain loss on debt settlement	(105)	(13,718)	71,131	(159,383)
Depletion expenses	$ 62,888	$ 109,445	211,761	343,158	$ 415,686
Oil and gas assets [member]
IfrsStatementLineItems [Line Items]
Oil and gas properties					181,888
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
IfrsStatementLineItems [Line Items]
Asset retirement obligation					$ 4,566,130	$ 5,344,798
Accretion of asset retirement obligation				239,515
Sharebased compensation expenses			$ 1,177,099
Gain loss on debt settlement				79,341
Depletion expenses				$ 151,895